Basis of Accounting	6 Months Ended
Jun. 30, 2023
Basis of Accounting [Abstract]
Basis of accounting
2.	Basis of accounting

(a)	Statement of compliance

These unaudited condensed consolidated interim financial statements (“consolidated interim financial statements”) were prepared in accordance with IAS 34, Interim Financial Reporting, using accounting policies consistent with those used by the Company in preparing the annual consolidated financial statements as at and for the year ended December 31, 2022 and should be read in conjunction with the Company’s annual consolidated financial statements as at and for the year ended December 31, 2022. They do not include all of the information required for a complete set of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in the Company’s financial position and performance since the last annual financial statements. These consolidated interim financial statements were authorized for issue by the Company’s board of directors on August 14, 2023.

(b)	Amended IFRS standard effective January 1, 2023

In May 2021, the IASB issued Deferred Tax related to Assets and Liabilities Arising from a Single Transaction which amended IAS 12, Income Taxes (“IAS 12”). Prior to the amendments, IAS 12 contained a recognition exemption whereby deferred income tax assets and liabilities were not recognized for temporary differences arising on initial recognition of assets and liabilities, other than in business combinations, that affect neither accounting nor taxable income. The amendments narrowed the scope of the recognition exemption in IAS 12 so that it no longer applies to transactions that, on initial recognition, give rise to equal taxable and deductible temporary differences.

The Company applied the amendments to IAS 12 to its consolidated financial statements for the annual reporting period beginning on January 1, 2023. The application of these amendments did not have an impact on the Company’s consolidated financial statements.

On May 23, 2023, the IASB issued amendments to IAS 12 which introduce a temporary exception from accounting for deferred taxes arising from the implementation of the Organization for Economic Co-operation and Development (“OECD”) Pillar Two model rules. The amendments provide relief from recognizing deferred taxes related to the OECD Pillar two income taxes as well as any related disclosure. The Company has applied the exception immediately upon issuance of the amendment and retrospectively in accordance with IAS 8 for the 2023 fiscal year.

(c)	Amended IFRS standard not yet effective

Certain pronouncements have been issued by the IASB that are mandatory for accounting periods after December 31, 2023:

●	Classification of Liabilities as Current or Non-current (Amendments to IAS 1) effective for annual periods beginning on or after January 1, 2024

●	Lease Liability in a Sale and Leaseback (Amendments to IFRS 16 Leases) effective for annual periods beginning on or after January 1, 2024.

None of these pronouncements are expected to have a significant impact on the Company’s consolidated financial statements upon adoption.